Note 12 - Intangible Assets - Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Other Intangible Assets	$ 11,920,000	$ 15,927,000
Other Intangible Assets	9,744,000	11,920,000	$ 15,927,000
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	5,122,000	9,606,000
Other Intangible Assets	4,033	5,122,000	9,606,000
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,443,000	2,445,000
Other Intangible Assets	2,092	2,443,000	2,445,000
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	4,171,000	2,366,000
Other Intangible Assets	3,572,000	4,171,000	2,366,000
Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	86,000	698,000
Other Intangible Assets	31,000	86,000	698,000
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	98,000	812,000
Other Intangible Assets	16,000	98,000	812,000
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets	1,388,000	548,000
Additions	990,000	840,000	548,000
Foreign exchange	(141,000)
Disposals	(21,000)
Other Intangible Assets	2,216,000	1,388,000	548,000
Amortization	990,000	840,000	548,000
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	677,000	347,000
Additions	483,000	330,000	347,000
Foreign exchange	(75,000)
Disposals	(21,000)
Other Intangible Assets	1,064,000	677,000	347,000
Amortization	483,000	330,000	347,000
Accumulated depreciation and amortisation [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	237,000	43,000
Additions	169,000	194,000	43,000
Foreign exchange	(22,000)
Disposals
Other Intangible Assets	384,000	237,000	43,000
Amortization	169,000	194,000	43,000
Accumulated depreciation and amortisation [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	406,000	122,000
Additions	289,000	284,000	122,000
Foreign exchange	(38,000)
Disposals
Other Intangible Assets	657,000	406,000	122,000
Amortization	289,000	284,000	122,000
Accumulated depreciation and amortisation [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	68,000	36,000
Additions	49,000	32,000	36,000
Foreign exchange	(6,000)
Disposals
Other Intangible Assets	111,000	68,000	36,000
Amortization	49,000	32,000	36,000
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets
Additions
Foreign exchange
Disposals
Other Intangible Assets
Amortization
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	13,308,000	16,475,000
Additions		98,000	16,475,000
Foreign exchange	(1,013,000)	332,000
Revaluation		(3,597,000)
Disposals	(335,000)
Other Intangible Assets	11,960,000	13,308,000	16,475,000
Amortization		98,000	16,475,000
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	5,799,000	9,953,000
Additions			9,953,000
Foreign exchange	(439,000)	139,000
Revaluation		(4,293,000)
Disposals	(263,000)
Other Intangible Assets	5,097,000	5,799,000	9,953,000
Amortization			9,953,000
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,680,000	2,488,000
Additions			2,488,000
Foreign exchange	(204,000)	63,000
Revaluation		129,000
Disposals
Other Intangible Assets	2,476,000	2,680,000	2,488,000
Amortization			2,488,000
Gross carrying amount [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	4,577,000	2,488,000
Additions			2,488,000
Foreign exchange	(348,000)	126,000
Revaluation		1,963,000
Disposals
Other Intangible Assets	4,229,000	4,577,000	2,488,000
Amortization			2,488,000
Gross carrying amount [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	154,000	734,000
Additions			734,000
Foreign exchange	(12,000)	4,000
Revaluation		(584,000)
Disposals
Other Intangible Assets	142,000	154,000	734,000
Amortization			734,000
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	98,000	812,000
Additions		98,000	812,000
Foreign exchange	(11,000)
Revaluation		(812,000)
Disposals	(72,000)
Other Intangible Assets	$ 16,000	98,000	812,000
Amortization		$ 98,000	$ 812,000